Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Compensation of key Management Personnel
The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

Year ended December 31
	2022	2021
Salary and employee benefits	$4.2	$4.5
Termination benefits	0.9	-
Share-based payments (1)	18.1	15.1
	$23.2	$19.6

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.